UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Cash flows from operating activities:
Net loss (continuing and discontinued operations)	¥ (1,783,786)	$ (276,838)	¥ (115,560)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	8,884	1,379	(20,330)
Depreciation and amortization of property, equipment and software	8,096	1,256	28,787
Amortization of intangible assets	20	3	77
Amortization of right-of-use assets	5,569	864	5,798
Loss/ (gain) from disposal of property, equipment and software	(1,390)	(216)	4,805
Equity in income of affiliates	(274)	(43)	(10,482)
Provision for/ (reversal of) inventory	(258)	(40)	11,623
Goodwill impairment			9,541
Provision for (reversal of) credit losses	(6,782)	(1,053)	94,056
Impairment of net assets transferred			420,000
Guarantee income	(72)	(11)	(207,445)
Transaction gain from divestiture transactions, net			(721,211)
Discounting impact of consideration payment to WeBank	6,268	973	(39,335)
Inducement charge of convertible notes			121,056
Fair value impact of the issuance of senior convertible preferred shares (Note 12, 17)	1,654,949	256,844
Gains from waiver of operating payables	(49,141)	(7,627)
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	20,300	3,151	28,278
Amounts due from related parties	3,817	592	21,108
Amounts due to related parties			37,736
Loan recognized as a result of payment under the guarantee	65,068	10,098	(13,550)
Advance to sellers			33,127
Financial lease receivables	10	2	8,333
Inventory	(223,155)	(34,633)	(33,485)
Payables, accruals and other liabilities	(208,635)	(32,380)	(204,286)
Deposit of interests from consumers and payable to financing partners			(17,904)
Deferred revenue	(3,307)	(513)	(7,336)
Consideration payment to WeBank	(46,547)	(7,224)	(274,631)
Net cash used in operating activities	(550,366)	(85,416)	(841,230)
Cash flows from investing activities:
Proceeds from disposal of property, equipment and software	1,636	254	5,092
Purchase of property, equipment and software	(4,995)	(775)	(358)
Proceeds from disposal of subsidiaries, net of cash disposed			100,000
Proceeds from disposal of 2B business			300,072
Net cash generated from/ (used in) investing activities	(3,359)	(521)	404,806
Cash flows from financing activities:
Repayment of borrowings	(52,497)	(8,147)	(94,999)
Repayment of convertible notes	(58,956)	(9,150)
Proceeds from exercise of options	15,612	2,423	995
Proceeds from the issuance of senior convertible preferred shares in conjunction with warrants	647,771	100,532
Net cash (used in)/ generated from financing activities	551,930	85,658	(94,004)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,295)	(201)	(7,570)
Net decrease in cash, cash equivalents and restricted cash	(3,090)	(480)	(537,998)
Cash. cash equivalents and restricted cash at beginning of the period	233,719	36,273	797,435
Cash, cash equivalents and restricted cash at end of the period	230,629	35,793	259,437
Supplemental disclosure of cash flow information
Cash paid for income tax	7	1	33
Cash paid for interest	4,810	747	11,152
Supplemental schedule of noncash investing and financing activities
Unreceived disposal consideration	87,432	13,569	174,433
Unpaid repurchase consideration to monitory interest			8,319
Issuance of forward contract	736,129	114,245
Conversion of convertible notes into Class A ordinary shares	¥ 447,016	$ 69,376	¥ 506,752